Label	Element	Value
Franklin FTSE Europe Hedged ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Franklin Templeton ETF Trust
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe RIC Capped Hedged to USD Index (the FTSE Developed Europe Capped Hedged Index).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.67%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Developed Europe Capped Hedged Index and in depositary receipts representing such securities, including indirectly through the Franklin FTSE Europe ETF (Underlying Fund). The FTSE Developed Europe Capped Hedged Index is a free float-adjusted market capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the FTSE Developed Europe Capped Hedged Index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the FTSE Developed Europe Capped Hedged Index’s weight. The FTSE Developed Europe Capped Hedged Index is based on the FTSE Developed Europe Hedged to USD Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries. FTSE Russell determines eligible securities for the FTSE Developed Europe Capped Hedged to USD Index based on measures such as the company’s place of incorporation, listing country, investor protection regulations present in the country of incorporation, tax domicile, location of headquarters/factors of production and currency of denomination. FTSE Russell also maintains a set of criteria to assess a country’s market status, including various quality of markets criteria, a country’s prevailing regulatory environment, custody and settlement, and dealing landscape. The FTSE Developed Europe Capped Hedged Index incorporates a hedge against the currency risk of the securities included in the FTSE Developed Europe Capped Hedged Index against the U.S. dollar. As of May 31, 2022, the FTSE Developed Europe Capped Hedged Index was comprised of 600 securities with capitalizations ranging from $1.36 billion to $336.84 billion.

The Fund, using a "passive" or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Capped Hedged Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the FTSE Developed Europe Capped Hedged Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the FTSE Developed Europe Capped Hedged Index). However, under various circumstances, it may not be possible or practicable to replicate the FTSE Developed Europe Capped Hedged Index. In these circumstances, the Fund may use a "representative sampling" strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the FTSE Developed Europe Capped Hedged Index, but may not track the FTSE Developed Europe Capped Hedged Index with the same degree of accuracy as would an investment vehicle replicating the entire FTSE Developed Europe Capped Hedged Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the FTSE Developed Europe Capped Hedged Index, including securities that resemble those included in the FTSE Developed Europe Capped Hedged Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings.

The FTSE Developed Europe Capped Hedged Index incorporates a hedge against non-U.S. currency fluctuations by reflecting the impact of rolling monthly currency forward contracts on the currencies represented in the FTSE Developed Europe Capped Hedged Index (the "hedge impact"). The return of the FTSE Developed Europe Capped Hedged Index is calculated as the sum of the return of the corresponding unhedged index denominated in U.S. dollars plus the hedge impact. The FTSE Developed Europe Capped Hedged Index is calculated as if it sells forward the total value of the non-U.S. dollar denominated securities included in the FTSE Developed Europe Capped Hedged Index at a one-month forward rate to effectively create a hedge against fluctuations in the relative value of each of the component currencies in relation to the U.S. dollar. The hedge is reset on a monthly basis by simulating the setting up of a similar transaction in which the notional amount of the forwards sold represents the new month-end value of the non-U.S. dollar denominated securities included in the FTSE Developed Europe Capped Hedged Index. No adjustment to the hedge is made during the month to account for changes in the FTSE Developed Europe Capped Hedged Index due to price movement of securities, corporate events, additions, deletions or any other changes (i.e., the amount hedged is kept constant over the whole month). The FTSE Developed Europe Capped Hedged Index is designed to have higher returns than an equivalent unhedged index when the component currencies are weakening relative to the U.S. dollar. Conversely, the FTSE Developed Europe Capped Hedged Index will have lower returns than an equivalent unhedged index when the component currencies are rising relative to the U.S. dollar.

The Fund intends to enter into monthly foreign currency forward contracts and/or currency futures contracts designed to offset the Fund's exposure to the component currencies, in order to seek to replicate the hedge impact incorporated in the calculation of the FTSE Developed Europe Capped Hedged Index. The Fund's exposure to foreign currency forward contracts and currency futures contracts is based on the aggregate exposure of the Fund to the component currencies.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the FTSE Developed Europe Capped Hedged Index is concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Developed Europe Capped Hedged Index and in depositary receipts representing such securities, including indirectly through the Franklin FTSE Europe ETF (Underlying Fund).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency.

Currency Hedging In seeking investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Capped Hedged Index, the Fund will attempt to hedge the currency exposure of non-U.S. dollar denominated securities held in its portfolio by investing in foreign currency forward contracts and/or currency futures contracts. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund's exposure to the component currencies. The return of the foreign currency forward contracts and currency futures contracts will not perfectly offset the actual fluctuations between the component currencies and the U.S. dollar. Moreover, while currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Fund bears additional transaction costs in entering into and closing out of derivative positions. Currency hedges are sometimes subject to imperfect matching between the derivative instruments and the currencies that the derivative instruments intend to hedge, and there can be no assurance that the Fund's hedging transactions will be effective. The Fund’s exposure to the component currencies may not be fully hedged at all times.

Because the Fund's currency hedge is generally reset on a monthly basis, currency risk can develop or increase intra-month. Furthermore, while the Fund is designed to hedge against currency fluctuations, it is possible that a degree of currency exposure may remain even at the time a hedging transaction is implemented. The Fund may not be able to structure its hedging transactions as anticipated or its hedging transactions may not successfully reduce the currency risk included in the Fund's portfolio in a way that tracks the FTSE Developed Europe Capped Hedged Index.

Increased volatility of the FTSE Developed Europe Capped Hedged Index or the U.S. dollar relative to the currencies being hedged will generally reduce the effectiveness of the Fund's currency hedging strategy, measured on an aggregate basis. Significant differences between U.S. dollar interest rates and foreign currency interest rates may impact the effectiveness of the Fund's currency hedging strategy.

Derivative Instruments The performance of derivative instruments (including currency derivatives) depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Regional Focus Because the Fund invests its assets primarily in companies in a specific region, the Fund is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.

Ongoing uncertainty concerning the economic consequences of the January 31, 2020 departure of the United Kingdom from the European Union (EU) and Russia’s military invasion of Ukraine in February 2022 may increase market volatility.

Depositary Receipts Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Calculation Methodology FTSE Russell relies on various sources of information to assess the criteria of issuers included in the FTSE Developed Europe Capped Hedged Index, including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that FTSE Russell's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the FTSE Developed Europe Capped Hedged Index will be determined, composed or calculated accurately. While FTSE Russell provides descriptions of what the FTSE Developed Europe Capped Hedged Index is designed to achieve, FTSE Russell does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the FTSE Developed Europe Capped Hedged Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the FTSE Developed Europe Capped Hedged Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the FTSE Developed Europe Capped Hedged Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the FTSE Developed Europe Capped Hedged Index. In addition, the Fund’s NAV may deviate from the FTSE Developed Europe Capped Hedged Index if the Fund fair values a portfolio security at a price other than the price used by the FTSE Developed Europe Capped Hedged Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the FTSE Developed Europe Capped Hedged Index as well as it would have if the Fund held all of the securities in the FTSE Developed Europe Capped Hedged Index.

Tracking Error Tracking error is the divergence of the Fund's performance from that of the FTSE Developed Europe Capped Hedged Index. Tracking error may occur because of differences between the securities held in the Fund's portfolio and those included in the FTSE Developed Europe Capped Hedged Index, pricing differences (including differences between a security's price at the local market close and the Fund's valuation of a security at the time of calculation of the Fund's

NAV), differences in transaction and hedging costs and forward rates achieved, the Fund's holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the FTSE Developed Europe Capped Hedged Index or the need to meet various new or existing regulatory requirements. In addition, certain regulatory or contractual requirements applicable to the Fund's use of derivatives could prevent the Fund from being able to fully replicate the hedge impact incorporated in the calculation of the FTSE Developed Europe Capped Hedged Index, which could result in increased index tracking error. These risks may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the FTSE Developed Europe Capped Hedged Index does not, and because the Fund accepts creations and redemptions during time periods between which it is able to adjust its currency hedges, whereas the FTSE Developed Europe Capped Hedged Index does not adjust its hedging during these periods.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the FTSE Developed Europe Capped Hedged Index, even if that security generally is underperforming.

International Closed Market Trading To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of the Fund's underlying index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2020, Q2	13.98%
Worst Quarter:	2020, Q1	-21.18%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended December 31, 2021
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Franklin FTSE Europe Hedged ETF | FTSE Developed Europe Capped Hedged Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	FTSE Developed Europe Capped Hedged Index (index reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	23.27%
Since Inception	rr_AverageAnnualReturnSinceInception	8.97%	[1]
Franklin FTSE Europe Hedged ETF | Franklin FTSE Europe Hedged ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.09%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.09%
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115
Annual Return 2018	rr_AnnualReturn2018	(8.23%)
Annual Return 2019	rr_AnnualReturn2019	27.22%
Annual Return 2020	rr_AnnualReturn2020	0.46%
Annual Return 2021	rr_AnnualReturn2021	23.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of June 30, 2022, the Fund’s year-to-date return was -13.30%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.30%)
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.98%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.18%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	23.43%
Since Inception	rr_AverageAnnualReturnSinceInception	9.05%	[1]
Franklin FTSE Europe Hedged ETF | Franklin FTSE Europe Hedged ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	22.35%
Since Inception	rr_AverageAnnualReturnSinceInception	7.72%	[1]
Franklin FTSE Europe Hedged ETF | Franklin FTSE Europe Hedged ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	14.30%
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%	[1]

[1]	Since inception November 2, 2017.